                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00933
                                  -----------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                   -----------------

Date of fiscal year end: December 31, 2005
                         -----------------
Date of reporting period: December 31, 2005
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

            CGM
            CAPITAL
            DEVELOPMENT
            FUND

            45th Annual Report
            December 31, 2005

            A No-Load Fund



     [logo] Investment Adviser
            CAPITAL GROWTH MANAGEMENT
            Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund returned -0.1% during the fourth quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 2.1% for the quarter. For the year just ended, CGM Capital Development Fund returned 25.3% and the unmanaged S&P Index returned 4.9%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy in 2005 left little room for complaint: Last year's worst fears of a weaker dollar or a slowdown triggered by higher crude oil prices or rising interest rates failed to materialize. Instead, we enjoyed another year of above-trend growth in real Gross Domestic Product with solid gains in corporate profits again leading the way. This multi-year recovery is still creating new jobs and shaved the unemployment rate to just under 5% at the end of 2005. In a near repeat of 2004, the economy continued to be propelled by a strong market for new houses almost all year long despite numerous interest rate hikes by the Federal Reserve Board.

Now that we are contemplating the fifth year of the expansion, we believe the economy will grow at a slower rate on the consumer or retail level, but with even more gusto when it comes to capital spending by corporations and continued rebuilding in the aftermath of 2005's severe storms. Inflation pressures may begin to surface and the Fed will be on the hot seat to apply just the right amount of pressure to restrain inflation without tipping the economy into recession. Thus far, the leap in the Federal Funds rate from 1% to 4.25% over two years has yet to be reflected in the long-term interest rate market. The yield on the ten year U.S. government bond was 4.25% in January of 2004, 4.24% last January and is now 4.39%. Mortgage rates are just slightly higher than they were one year ago though new, tougher lending standards on the part of financial institutions (with potentially even more stringent regulations on the way) could put a damper on the new home market as seemed to be indicated by November's significantly lower number of housing starts.

In 2000, the S&P 500 Index closed out the year at 1345. On December 31, 2005, it was 1250. Despite the decline, earnings per share of the Index have risen thirty percent over the past five years. This year was no exception with a 3% increase in share prices in the S&P 500 Index while earnings jumped roughly 11%. The erosion of price-to-earnings multiples is slowly correcting the over-generous pricing that crept into the market during the tech boom of the late 1990s. By historical standards, the market still has a way to go before anyone is ready to declare an overall bargain. Nonetheless, we believe the market offers some interesting values looking forward should inflation be limited to 2% or 3% per year.

PORTFOLIO STRATEGY
CGM Capital Development Fund remained fully invested during the year in expectation of continued worldwide economic growth. We believed oil and gas prices would significantly exceed consensus estimates throughout 2005 and so increased the Fund's position in a number of energy-related industries to, in the aggregate, above 40% of assets in the first quarter of the year, and maintained those positions during the balance of 2005. Our energy investments included oil and gas production companies, oil service companies, companies that produce oil and gas tubular goods, and coal mining stocks.

At the beginning of the year, the portfolio included a 21% position in steel stocks which were sold to provide funds for modest investments in technology, retail and building materials securities. The Fund maintained an airline position of between 5% and 10% throughout the year as we anticipated a swing to industry profitability facilitated by a strong economy and industry consolidation.

Most of the Fund's more than 25% appreciation occurred in the energy sector. The largest energy gains occurred in Amerada Hess Corporation, Newfield Exploration Company, and Helmerich and Payne, Inc. The biggest individual gain during 2005 was in US Airways Group, Inc. which emerged from bankruptcy and merged with America West Holding Corporation in a potentially dramatic turnaround. Other significant non-energy contributors were Cleveland-Cliffs, Inc. (iron ore producer) and Western Digital Corporation. The Fund realized meaningful losses in Sotheby Holdings, Inc. and Massey Energy Company during the year.

On December 31, 2005, CGM Capital Development Fund's three largest industry positions were in oil and gas well drilling, independent oil production and oil service. The Fund's three largest holdings were US Airways Group, Inc., Newfield Exploration Company and Helmerich & Payne, Inc.

                                               /s/ Robert L. Kemp

                                                   Robert L. Kemp
                                                   President

                                               /s/ G. Kenneth Heebner

                                                   G. Kenneth Heebner
                                                   Portfolio Manager

January 3, 2006

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM CAPITAL DEVELOPMENT FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

----------------------------
CGM Capital Development Fund
Average Annual Total Returns
     through 12/31/05
----------------------------
1 year     5 year     10 year
 25.3%      6.8%       9.5%
----------------------------
   Past performance is no
indication of future results
----------------------------

              CGM CAPITAL     UNMANAGED S&P
           DEVELOPMENT FUND     500 INDEX
               $10,000           $10,000
1996            12,810            12,300
1997            15,872            16,408
1998            17,221            21,101
1999            18,547            25,532
2000            17,842            23,209
2001            13,649            20,447
2002            10,810            15,928
2003            16,766            20,500
2004            19,818            22,734
2005            24,832            23,848

CGM CAPITAL DEVELOPMENT FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Capital Development Fund since 1976. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Capital Development Fund. In addition to CGM Capital Development Fund, Mr. Heebner currently manages CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund.
-------------------------------------------------------------------------------

See the Schedule of Investments on page 3 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2005.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2005

                                                                    CGM CAPITAL
                                                                    DEVELOPMENT
                                                                       FUND
                                                                    -----------
10 Years ...................................................          +148.5%
 5 Years ...................................................          + 39.1
 1 Year ....................................................          + 25.3
 3 Months ..................................................          -  0.1

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2005

COMMON STOCKS -- 99.7% OF TOTAL NET ASSETS

                                                                                                        SHARES       VALUE(a)
                                                                                                        ------       --------
AIRLINES -- 9.6%
  US Airways Group, Inc.(b) ....................................................................      1,190,310    $  44,208,113
                                                                                                                   -------------

BEVERAGES AND TOBACCO -- 5.3%
  Hansen Natural Corporation(b) ................................................................        309,000       24,352,290
                                                                                                                   -------------

BUSINESS SERVICES -- 9.9%
  Chicago Bridge & Iron Company N.V ............................................................        880,000       22,184,800
  UTi Worldwide Inc. ...........................................................................        251,800       23,377,112
                                                                                                                   -------------
                                                                                                                      45,561,912
                                                                                                                   -------------
LIGHT CAPITAL GOODS -- 5.2%
  Trinity Industries, Inc. .....................................................................        540,000       23,797,800
                                                                                                                   -------------

METALS AND MINING -- 11.3%
  Agnico-Eagle Mines ...........................................................................        200,000        3,952,000
  Compania de Minas Buenaventura S.A.A. ADR(c) .................................................        720,000       20,376,000
  Foundation Coal Holdings, Inc. ...............................................................        727,300       27,637,400
                                                                                                                   -------------
                                                                                                                      51,965,400
                                                                                                                   -------------
MISCELLANEOUS -- 2.5%
  NS Group, Inc.(b) ............................................................................        280,000       11,706,800
                                                                                                                   -------------

OIL AND GAS WELL DRILLING -- 19.5%
  Grey Wolf, Inc.(b) ...........................................................................      2,870,000       22,185,100
  Helmerich & Payne, Inc. ......................................................................        460,000       28,478,600
  Patterson-UTI Energy, Inc. ...................................................................        625,000       20,593,750
  TODCO ........................................................................................        490,000       18,649,400
                                                                                                                   -------------
                                                                                                                      89,906,850
                                                                                                                   -------------
OIL - INDEPENDENT PRODUCTION -- 15.0%
  Berry Petroleum Company ......................................................................        405,000       23,166,000
  Newfield Exploration Company(b) ..............................................................        578,000       28,940,460
  Whiting Petroleum Corporation(b) .............................................................        425,000       17,000,000
                                                                                                                   -------------
                                                                                                                      69,106,460
                                                                                                                   -------------
OIL SERVICE -- 11.3%
  Cal Dive International, Inc.(b) ..............................................................        780,000       27,994,200
  Cooper Cameron Corporation(b) ................................................................        580,000       24,012,000
                                                                                                                   -------------
                                                                                                                      52,006,200
                                                                                                                   -------------
RETAIL -- 6.6%
  The Dress Barn, Inc.(b) ......................................................................        570,000       22,007,700
  The Wet Seal, Inc.(b) ........................................................................      1,870,000        8,302,800
                                                                                                                   -------------
                                                                                                                      30,310,500
                                                                                                                   -------------

TEXTILE AND APPAREL -- 3.5%
  Hartmarx Corporation(b)(d) ...................................................................      2,098,800    $  16,391,628
                                                                                                                   -------------

TOTAL COMMON STOCKS (Identified Cost $385,711,268) .............................................                     459,313,953
                                                                                                                   -------------

                                                                                                       FACE
                                                                                                      AMOUNT
SHORT-TERM INVESTMENT -- 1.1% OF TOTAL NET ASSETS

  American Express Credit Corporation, 4.18%, 1/03/06 (Cost $5,260,000) ........................     $5,260,000        5,260,000
                                                                                                                   -------------

TOTAL INVESTMENTS -- 100.8% (Identified Cost $390,971,268)(e) ..................................                     464,573,953
  Cash and receivables .........................................................................                       2,744,487
  Liabilities ..................................................................................                      (6,491,639)
                                                                                                                   -------------
TOTAL NET ASSETS -- 100.0% .....................................................................                   $ 460,826,801
                                                                                                                   =============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(d) Non-controlled affiliate (See Note 5).
(e) Federal Tax Information: At December 31, 2005 the net unrealized appreciation on investments based on cost of $390,971,268 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost ...................................................................                   $  81,094,541
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value ...................................................................                      (7,491,856)
                                                                                                                   -------------
                                                                                                                   $  73,602,685
                                                                                                                   =============

                                        See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2005

ASSETS
  Investments at value:
    Unaffiliated issuers (Identified
      cost -- $372,253,535) ...............      $448,182,325
    Non-controlled affiliates (Identified
      cost -- $18,717,733) ................        16,391,628      $464,573,953
                                                 ------------

  Cash ....................................                               1,797

Receivable for:
  Securities sold .........................         2,734,328
  Shares of the Fund sold..................             4,500
  Interest ................................             1,222
  Dividend tax reclaim.....................             2,640         2,742,690
                                                 ------------      ------------
      Total assets ..........................................       467,318,440
                                                                   ------------
LIABILITIES
Payable for:
  Securities purchased.....................         5,627,312
  Shares of the Fund redeemed .............           365,751         5,993,063
                                                 ------------
Accrued expenses:
  Management fees .........................           404,199
  Trustees' fees ..........................            14,966
  Accounting, Administration and
    Compliance ............................             7,392
  Transfer agent fees .....................                              16,013
  Other expenses ..........................            56,006           498,576
                                                 ------------      ------------
      Total liabilities .....................................         6,491,639
                                                                   ------------
NET ASSETS ..................................................      $460,826,801
                                                                   ============

Net Assets consist of:
  Capital paid-in ...........................................      $387,224,116
  Net unrealized appreciation on
    investments .............................................        73,602,685
                                                                   ------------
NET ASSETS ..................................................      $460,826,801
                                                                   ============

Shares of beneficial interest
 outstanding, no par value  .................................        16,162,091
                                                                   ============
Net asset value per share* ..................................            $28.51
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($460,826,801 / 16,162,091).

                 See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2005

INVESTMENT INCOME
Income
  Dividends (net of withholding tax
   of $106,483) .............................................      $  2,422,760
  Interest ..................................................           176,257
                                                                   ------------
                                                                      2,599,017
                                                                   ------------
Expenses
  Management fees ...........................................         4,360,284
  Trustees' fees ............................................            59,934
  Accounting, Administration and Compliance .................            88,703
  Custodian .................................................            97,248
  Transfer agent fees .......................................           121,061
  Audit and tax services ....................................            32,700
  Legal .....................................................            44,124
  Printing ..................................................            35,863
  Registration ..............................................            27,333
  Miscellaneous .............................................             2,252
                                                                   ------------
                                                                      4,869,502
                                                                   ------------
  Net investment loss .......................................        (2,270,485)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions ............................................       92,382,493
  Net unrealized appreciation ...............................         8,106,228
                                                                   ------------
  Net realized and unrealized gain on investments and foreign
    currency transactions ...................................       100,488,721
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS ........................      $ 98,218,236
                                                                   ============

                 See accompanying notes to financial statements.

                                         CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2005             2004
                                                                                 -------------   -------------
FROM OPERATIONS
  Net investment loss .....................................................      $  (2,270,485)   $    (220,850)
  Net realized gain from investments and foreign currency transactions ....         92,382,493      108,049,158
  Unrealized appreciation (depreciation) ..................................          8,106,228      (44,857,849)
                                                                                 -------------    -------------
    Change in net assets from operations ..................................         98,218,236       62,970,459
                                                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term capital gain on investments .....................        (57,886,555)            --
  Net realized long-term capital gain on investments ......................        (29,553,609)            --
                                                                                 -------------    -------------
                                                                                   (87,440,164)            --
                                                                                 -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................................          2,803,858        4,782,667
  Net asset value of shares issued in connection with reinvestment of:
    Distribution from net short-term realized capital gain ................         49,431,710             --
    Distribution from net long-term realized capital gain .................         25,237,888             --
                                                                                 -------------    -------------
                                                                                    77,473,456        4,782,667
  Cost of shares redeemed .................................................        (27,773,482)     (36,425,296)
                                                                                 -------------    -------------
  Change in net assets derived from capital share transactions ............         49,699,974      (31,642,629)
                                                                                 -------------    -------------
  Total change in net assets ..............................................         60,478,046       31,327,830

NET ASSETS
  Beginning of year .......................................................        400,348,755      369,020,925
                                                                                 -------------    -------------
  End of year .............................................................      $ 460,826,801    $ 400,348,755
                                                                                 =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................................             90,624          195,724
  Net asset value of shares issued in connection with reinvestment of:
    Distribution from net short-term realized capital gain ................          1,729,591             --
    Distribution from net long-term realized capital gain .................            883,061             --
                                                                                 -------------    -------------
                                                                                     2,703,276          195,724
  Redeemed ................................................................           (894,776)      (1,477,851)
                                                                                 -------------    -------------
  Net change ..............................................................          1,808,500       (1,282,127)
                                                                                 =============    =============

                                 See accompanying notes to financial statements.

                                                CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                         YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                                   2005             2004             2003             2002             2001
                                                   ----             ----             ----             ----             ----
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of period .      $27.89           $23.60           $15.22           $19.21           $25.12
                                                  ------           ------           ------           ------           ------
Net investment loss ........................       (0.16)(a)        (0.01)(a)        (0.10)(a)        (0.12)(a)        (0.08)(b)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .............................        7.23             4.30             8.48            (3.87)           (5.83)
                                                  ------           ------           ------           ------           ------
Total from investment operations ...........        7.07             4.29             8.38            (3.99)           (5.91)
                                                  ------           ------           ------           ------           ------
Distribution from net short-term realized
  gain .....................................       (4.27)              --               --               --               --
Distribution from net long-term realized
  gain .....................................       (2.18)              --               --               --               --
                                                  ------           ------           ------           ------           ------
Total distributions ........................       (6.45)              --               --               --               --
                                                  ------           ------           ------           ------           ------
Net increase (decrease) in net asset value .        0.62             4.29             8.38            (3.99)           (5.91)
                                                  ------           ------           ------           ------           ------
Net asset value at end of period ...........      $28.51           $27.89           $23.60           $15.22           $19.21
                                                  ======           ======           ======           ======           ======
Total Return (%) ...........................        25.3             18.2             55.1            (20.8)           (23.5)

Ratios:
Operating expenses to average net assets (%)        1.12             1.14             1.17             1.15             1.12
Net investment loss to average net assets (%)      (0.52)           (0.06)           (0.56)           (0.67)           (0.38)
Portfolio turnover (%) .....................         211              263              305              209              283
Net assets at end of period (in thousands) ($)   460,827          400,349          369,021          259,818          353,365

(a) Per share net investment loss has been calculated using the average shares outstanding during the period.
(b) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.

                                       See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains. During the year 2005 the Fund utilized $1,538,498 of capital loss carryovers. The tax basis components of the distributable earnings of the Fund are $73,602,685 which represents the unrealized appreciation on investments as of December 31, 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses and netting net operating loss with net short-term gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $57,886,555 and long-term gains $29,553,609.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Capital Development Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Capital Development Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Capital Development Fund. The risk of material loss from such claims is considered remote.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $916,788,510 and $957,086,213, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2005, the Fund incurred management fees of $4,360,284 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $88,703, for the period ended December 31, 2005, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $69,923 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2005, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2005:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD         GROSS         GROSS          SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2004    PURCHASES       SALES       DECEMBER 31, 2005      INCOME      DECEMBER 31, 2005
--------------               -----------------    ---------       -----       -----------------      ------      -----------------
American West Holdings
  Corporation*+ ............         0            2,885,600     2,885,600                 0            $0           $         0
Hartmarx Corporation+.......         0            2,098,800             0         2,098,800             0            16,391,628
                                                                                                       --           ----------
                                                                                                       $0           $16,391,628
                                                                                                       ==           ===========
------------
* Merged into US Airways Group, Inc. and is no longer an affiliated issuer.
+ Non-income producing security.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Capital Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Capital Development Fund (the "Fund") at December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                  Expenses Paid
                                   Beginning         Ending       During Period*
                                 Account Value    Account Value   7/01/05 - 12/
                                    7/01/05         12/31/05          31/05
-------------------------------------------------------------------------------
Actual                             $1,000.00        $1,147.49          $6.01
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)        $1,000.00        $1,019.61          $5.65
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                  CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                    25 YEAR INVESTMENT RECORD
                                       DECEMBER 31, 1980 -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1980
--------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                              OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                    GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ------------------------------------------------------------------------------------------------------------------
                                        During the Year
                                    You Would Have Received                                        Which Would Represent
                               ----------------------------------                           ------------------------------------
                                                                      The Value of                             A Cumulative
                The Net                                               Your Original                                Change
              Asset Value        Per Share           Per Share         Investment                 An              Expressed
   On           of Your        Capital Gains          Income             At Each                Annual         As An Index With
December      Share Would      Distributions       Distributions        Year End             Total Return         December 31,
   31          Have Been            of                  of           Would Have Been              of              1980 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
  1980          $20.50                                                                                               100.0
  1981           17.34            $ 3.38               $0.36             $ 21.42                +   4.5%             104.5
  1982           24.88              2.88                0.41               38.32                +  78.9              187.0
  1983           25.21              2.50                0.47               44.30                +  15.6              216.2
  1984           17.28              6.15                0.11               40.67                -   8.2              198.5
  1985           25.02              --                  0.18               59.46                +  46.2              290.2
  1986           23.12              7.46                0.16               76.35                +  28.4              372.6
  1987           16.56             10.09                0.14               88.49                +  15.9              431.8
  1988           15.87              0.02                0.62               88.22                -   0.3              430.5
  1989           18.37              --                  0.34              104.01                +  17.9              507.6
  1990           18.53              --                  0.10              105.47                +   1.4              514.7
  1991           25.80             11.07*               0.06              209.99                +  99.1             1024.8
  1992           27.43              2.68*               0.20              246.74                +  17.5             1204.1
  1993           27.71              7.51                0.07              317.55                +  28.7             1549.7
  1994           20.58              0.71                0.07              244.83                -  22.9             1194.8
  1995           27.33              1.68                0.02              345.46                +  41.1             1685.9
  1996           29.08              5.87                0.07              442.53                +  28.1             2159.6
  1997           26.96              9.08                --                548.29                +  23.9             2675.7
  1998           24.95              4.19                0.11              594.89                +   8.5             2903.1
  1999           26.20              0.56                0.11              640.70                +   7.7             3126.6
  2000           25.12              --                  0.10              616.35                -   3.8             3007.8
  2001           19.21              --                  --                471.51                -  23.5             2301.0
  2002           15.22              --                  --                373.44                -  20.8             1822.4
  2003           23.60              --                  --                579.21                +  55.1             2826.5
  2004           27.89              --                  --                684.63                +  18.2             3340.9
  2005           28.51              6.45                --                857.84                +  25.3             4186.1
                                  ------               -----                                    -------
  Totals                          $82.28               $3.70                                    +4086.1
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.02 and $0.02 per share distributed from paid-in capital.
--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors'
shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2005

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2005, the Fund designated $29,975,115 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                           PRINCIPAL OCCUPATION DURING                  CGM FUNDS
                                       POSITION HELD AND                        PAST 5 YEARS AND                         COMPLEX
NAME, ADDRESS AND AGE                LENGTH OF TIME SERVED                  OTHER DIRECTORSHIPS HELD                    OVERSEEN
---------------------                ---------------------                 ---------------------------                ------------

INTERESTED TRUSTEES
G. Kenneth Heebner*                 Trustee since 1993             Co-founder and Employee, CGM; Controlling Owner,         4
  age 65                                                           Kenbob, Inc. (general partner of CGM)

Robert L. Kemp*                     Trustee since 1990             Co-founder and Employee, CGM; Non-voting Owner,          4
  age 73                                                           Kenbob, Inc. (general partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                      Trustee since 1993             Counsel (formerly, Partner), Harter, Secrest &           4
  age 65                                                           Emery LLP (law firm); Trustee, TT International
                                                                   U.S.A. Master and Feeder Trusts (four mutual
                                                                   funds)

Mark W. Holland                     Trustee since 2004             President, Wellesley Financial Advisors, LLC;            4
  age 56                                                           formerly Vice President and Chief Operating
                                                                   Officer, Fixed Income Management, Loomis, Sayles
                                                                   & Company, L.P.; formerly Director, Loomis,
                                                                   Sayles & Company, L.P.

Laurens MacLure                     Trustee since 1990             Retired; formerly President and Chief Executive          4
  age 80                                                           Officer, New England Deaconess Hospital; formerly
                                                                   Trustee, New England Zenith Fund; formerly
                                                                   Director, Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.         Trustee since 1993             Managing Partner and Director, Stratton                  4
  age 57                                                           Management Company (investment management);
                                                                   Director and Vice President, Semper Trust Co.

J. Baur Whittlesey                  Trustee since 1990             Member, Ledgewood Law Firm, P.C.                         4
  age 59

OFFICERS
G. Kenneth Heebner*                 Vice President since 1990      Co-founder and Employee, CGM; Controlling Owner,         4
  age 65                                                           Kenbob, Inc. (general partner of CGM)

Robert L. Kemp*                     President since 1990           Co-founder and Employee, CGM; Non-voting Owner,          4
  age 73                                                           Kenbob, Inc. (general partner of CGM)

David C. Fietze*                    Chief Compliance Officer       Employee - Legal counsel, CGM; formerly counsel,         4
  age 36                            since 2004                     Bartlett Hackett Feinberg, P.C.; formerly
  address:                                                         counsel, McLane, Graf, Raulerson & Middleton
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Kathleen S. Haughton*               Vice President since 1992      Employee - Investor Services Division, CGM               4
  age 45                            and Anti-Money Laundering
  address:                          Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                     Treasurer since 2004           Employee - CGM; formerly Vice President - Tax and        4
  age 42                                                           Treasury, AEW Capital Management L.P.

Leslie A. Lake*                     Vice President and Secretary   Employee - Office Administrator, CGM                     4
  age 60                            since 1992

Martha I. Maguire*                  Vice President since 1994      Employee - Funds Marketing, CGM                          4
  age 50

Mary L. Stone*                      Assistant Vice President       Employee - Portfolio Transactions, CGM                   4
  age 61                            since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
-------------------------------------------------------------------------------
TELEPHONE NUMBERS
For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    (as filed on Form N-Q)
    Call 800-345-4048

-------------------------------------------------------------------------------

MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CAR 05                                                        Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Capital Development Fund has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

CGM Capital Development Fund's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Capital Development Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2004 - $26,750 and 2005 - $26,750.

    (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Capital Development Fund's financial statements and are not reported under paragraph (a) of this Item are the following: 2004 - $0 and 2005 - $0.

    (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2004 - $3,500 and 2005 - $3,500. The nature of the services comprising the fees disclosed under this category is tax compliance related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

    (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2004 - $0 and 2005 - $0.

    (e) (1) The Trustees Committees of the Boards of Trustees of the Capital Development Fund and the CGM Trust (the "Trustees Committees") are required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Capital Development Fund and CGM Trust (together, the "Trusts") and
            (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by case basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Capital Development Fund and the CGM Trust, on behalf of its series (such series collectively with the Capital Development Fund, the "Funds"), to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2005, the close-out of the 2005 accounts, calculation of year-end dividends, and/or related tax or accounting matters.
        (2) 0% of services described in each of paragraphs (b)through(d) of this Item were approved by the Trustees Committees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) Not applicable.

    (g) The aggregate non-audit fees billed by CGM Capital Development Fund's accountant for services rendered to (i) CGM Capital Development Fund, (ii) CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Capital Development Fund for each of the last two fiscal years of the CGM Capital Development Fund are the following: 2004 - $3,500 and 2005 - $3,500.

    (h) There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to CGM Capital Development Fund that were not pre-approved pursuant to paragraph (c)(7)(ii) or Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

        Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2005, as set forth in 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund


By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  February 22, 2006


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date:  February 22, 2006